CAPITAL STOCK - Disclosure of detailed information about number and weighted average remaining contractual life of outstanding share options (Details)	12 Months Ended
	Dec. 31, 2022 share $ / shares	Dec. 31, 2021 share	Dec. 31, 2020 share
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Options outstanding	5,560,450	6,216,700	6,031,500
Remaining life (years)	2 years 7 months 13 days
Options exerciseable	3,553,283
Expire December 14, 2023 [Member]
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price | $ / shares	$ 3.24
Options outstanding	1,235,000
Remaining life (years)	11 months 12 days
Options exerciseable	1,235,000
Expire May 30, 2024 [Member]
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price | $ / shares	$ 4.54
Options outstanding	110,250
Remaining life (years)	1 year 4 months 28 days
Options exerciseable	110,250
Expire September 4, 2024 [Member]
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price | $ / shares	$ 8.21
Options outstanding	836,250
Remaining life (years)	1 year 8 months 4 days
Options exerciseable	836,250
Expire December 19, 2024 [Member]
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price | $ / shares	$ 8.24
Options outstanding	740,450
Remaining life (years)	1 year 11 months 19 days
Options exerciseable	740,450
Expire September 14, 2025 [Member]
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price | $ / shares	$ 12.53
Options outstanding	125,000
Remaining life (years)	2 years 8 months 15 days
Options exerciseable	83,333
Expire November 11, 2025 [Member]
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price | $ / shares	$ 12.63
Options outstanding	25,000
Remaining life (years)	2 years 10 months 13 days
Options exerciseable	16,667
Expire December 7, 2025 [Member]
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price | $ / shares	$ 11.22
Options outstanding	50,000
Remaining life (years)	2 years 11 months 8 days
Options exerciseable	33,333
Expire February 25, 2026 [Member]
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price | $ / shares	$ 10.87
Options outstanding	726,000
Remaining life (years)	3 years 1 month 28 days
Options exerciseable	242,000
Expire July 26, 2026 [Member]
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price | $ / shares	$ 9.97
Options outstanding	91,000
Remaining life (years)	3 years 6 months 25 days
Options exerciseable	30,333
Expire August 3, 2026 [Member]
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price | $ / shares	$ 10.8
Options outstanding	37,500
Remaining life (years)	3 years 7 months 2 days
Options exerciseable	12,500
Expire December 21, 2026 [Member]
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price | $ / shares	$ 9.79
Options outstanding	639,500
Remaining life (years)	3 years 11 months 23 days
Options exerciseable	213,167
Expire April 1, 2027 [Member]
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price | $ / shares	$ 11.14
Options outstanding	70,000
Remaining life (years)	4 years 3 months
Options exerciseable	0
Expire May 2, 2027 [Member]
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price | $ / shares	$ 9.69
Options outstanding	157,000
Remaining life (years)	4 years 4 months 2 days
Options exerciseable	0
Expire July 11, 2027 [Member]
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price | $ / shares	$ 7.31
Options outstanding	25,000
Remaining life (years)	4 years 6 months 10 days
Options exerciseable	0
Expire December 16, 2027 [Member]
Disclosure Of Stock Options Outstanding And Exercisable [Line Items]
Exercise price | $ / shares	$ 8.5
Options outstanding	692,500
Remaining life (years)	4 years 11 months 15 days
Options exerciseable	0